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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-05083

           WORLDWIDE INSURANCE TRUST - WORLDWIDE ABSOLUTE RETURN FUND
               (Exact name of registrant as specified in charter)

                       99 Park Avenue, New York, NY 10016
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                       99 PARK AVENUE, NEW YORK, NY 10016
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:  DECEMBER 31, 2003

Date of reporting period: DECEMBER 31, 2003

Item 1. REPORT TO SHAREHOLDERS.

                                                                  VAN ECK GLOBAL

                                                       Worldwide Insurance Trust

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2003










                                                  WORLDWIDE ABSOLUTE RETURN FUND














                          GLOBAL INVESTMENTS SINCE 1955

The information in the shareholder letter represents the personal opinions of the individual portfolio manager(s) and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Fund's holdings, the Fund's performance, and the views of the portfolio manager(s) are as of December 31, 2003, and are subject to change.

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

Dear Shareholder:

For its first eight months of operation, May 1 to December 31, 2003, the Van Eck Worldwide Absolute Return Fund produced a positive total return of 0.20%. In comparison, the Fund's benchmark, the Citigroup Three-Month U.S. Treasury Bill Index,+ returned 0.67% for the same period. By year end, your Fund had gathered $5.9 million in net assets.

FUND OBJECTIVE

The Fund seeks to achieve absolute (positive) returns in various market cycles by allocating its assets among a highly diversified group of investment sub-advisers that employ a variety of absolute return strategies and techniques. Absolute return strategies seek to provide positive returns in all markets by:

o exploiting pricing disparities or inefficiencies in markets, geographical areas or between companies;

o taking advantage of anticipated price movements up and/or down of securities and markets; or

o benefiting from cyclical relationships or special situations (such as reorganizations).

While portfolios pursuing absolute return strategies have been available to institutions and high net-worth investors for many years, they have traditionally required a high minimum investment and have not offered daily liquidity. In contrast, the Van Eck Worldwide Absolute Return Fund is more broadly available, offers daily liquidity and requires a relatively low minimum investment.

ECONOMIC AND MARKET REVIEW

While your Fund's investment adviser pursued a conservative strategy as your new Fund got off the ground, financial markets were anything but dull during the period. Keep in mind, also, that your Fund seeks to achieve positive returns regardless of the market environment, with no assurance that this can be achieved.

Here in the U.S., while the first half was marked by concerns over the war in Iraq and the sustainability of the nascent economic recovery, the second half was marked by increased confidence in the recovery and a dramatic shift that favored equity investments. The period was one in which risk aversion abated and asset classes that are perceived as risky, such as technology and emerging market equities, performed particularly well. For many, it seemed like a return to the heady excesses of the dot.com bubble. In any case, it is important to note that 2003's solid equity returns were, in many cases, not enough to erase the losses sustained in the bear market of the previous three years.

The quick resolution of the Iraq war early in April, combined with 45-year low interest rates and the new tax stimulus package, helped set the stage for a potent economic rebound. In June, the Federal Reserve lowered its fed funds target a quarter-percentage point, to 1%, its lowest level since 1958. While growth had been expected to pick up in the second half, the U.S. economy grew at an astounding annualized pace of 8.2% in the third quarter, approximately 4.0% in the fourth quarter, and is likely to be in the neighborhood of 3.1% for the year, compared to 2.4% in 2002. By the end of 2003, our economic environment had improved tremendously, with a broad-based conviction taking hold that growth is indeed sustainable. On the other hand, with unemployment at 5.7% (as of December
31), this recovery bears little resemblance to the hiring-led upturns of the past, and the twin burdens of a large federal budget and current account deficits continue to weigh heavily.

FUND REVIEW

As your Fund's investment adviser, we at Van Eck Associates Corporation are responsible for selecting, monitoring, evaluating and, if necessary, terminating the sub-advisers who manage Fund assets; this is often referred to as a "manager of managers" or "fund of funds" investment approach. Currently, Van Eck Associates Corporation has

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------


qualified eight sub-advisers and is in the process of adding additional managers. By the end of 2003, we had allocated assets to two of our eight qualified sub-advisers, Coda Capital and Analytic Investors. Both investment managers were chosen to support our initial goal of building a conservative foundation for the Fund's growing portfolio.

In early July 2003, Coda Capital was the first sub-adviser that had assets allocated to it. Coda seeks to identify and capitalize on opportunities in the market for convertible securities. For convertible arbitrage managers in 2003, the dramatic improvement in credit spreads drove the majority of returns, with the primary beneficiaries being those focused on the high-yield convertible universe. Coda, and other managers who focus on higher-quality investment grade convertibles, faced some headwinds during the year, as this sector proved less volatile, and therefore provided less arbitrage opportunity.

Fund assets were allocated to a second manager, Analytic Investors, in early September. This firm employs a long/short equity market-neutral strategy. Analytic's process is based on the fundamental belief that there is persistency in the types of stock characteristics investors prefer, and it believes that portfolios that reflect these biases will add value in the long run. Therefore, in 2003 Analytic emphasized companies with higher sales to price and predicted earnings to price ratios, both of which investors favored last year. Also, Analytic overweighted companies with higher than average leverage, which outperformed in the low interest rate environment. On the other hand, lower quality companies with high earnings variation and low asset turnover performed well, which negatively impacted performance.

In the year ahead, as the Fund grows, we expect to diversify Fund assets further among managers and to include more directional/tactical strategies if appropriate. By increasing the Fund's diversification, we hope to achieve lower volatility than if the Fund's assets were invested with a single manager or in a single strategy.

Thank you for your investment in the Van Eck Worldwide Absolute Return Fund. We look forward to helping you meet your investment goals.

----------

Please note that the Fund employs aggressive investment strategies and techniques and concentrates its investments such that each may be considered risky, and may not be suitable for all investors. Under normal market conditions, there will be at least three sub-advisers and from time to time there may be as few as one. There can be no assurances that these strategies will achieve the Fund's objectives since the Fund will employ investment strategies and techniques that may be considered risky and are based upon historic assumptions and relationships that may be disrupted, or fail to materialize. Although these strategies and techniques have historically had no or low correlation to major world indices, events may occur which may cause them to become correlated. During these times, certain of the Fund's strategies may cease to function as anticipated. Please refer to the Fund's prospectus for a discussion on these and other risks.

All references to Fund assets refer to Total Net Assets.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index's performance is not illustrative of the Fund's performance. Indices are not securities in which investments can be made.

+ The Citigroup Three-Month U.S. Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to the market. The Index represents an average of the last three three-month Treasury Bill issues, and returns are calculated on a monthly basis.

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. Performance information reflects waivers of expenses and/or fees. Investment return and value of shares of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. THESE RETURNS DO NOT TAKE VARIABLE ANNUITY/LIFE FEES AND EXPENSES INTO ACCOUNT.

The Fund is only available to life insurance and annuity companies to fund their variable annuity and variable life insurance products. These contracts offer life insurance and tax benefits to the beneficial owners of the Fund. Your insurance or annuity company charges, fees and expenses for these benefits are not reflected in this report or in the Fund's performance since they are not direct expenses of the Fund. Had these fees been included, returns would have been lower. For insurance products, performance figures do not reflect the cost for insurance and if they did, the performance shown would be significantly lower. A review of your particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.




/s/ Phillip B. Lopez

PHILLIP B. LOPEZ
PORTFOLIO DIRECTOR

January 20, 2004

                         WORLDWIDE ABSOLUTE RETURN FUND
                       PERFORMANCE COMPARISON (UNAUDITED)
--------------------------------------------------------------------------------

This graph compares a hypothetical $10,000 investment in the Van Eck Worldwide Absolute Return Fund made at its inception with a similar investment in the Citigroup Three-Month U.S. Treasury Bill Index.

                     VAN ECK WORLDWIDE ABSOLUTE RETURN FUND
               vs. Citigroup Three-Month U.S. Treasury Bill Index

          [THE DATA BELOW APPEARS AS A GRAPH IN THE PRINTED DOCUMENT]

                                                         CG Three-Month
                               Van Eck Worldwide       U.S. Treasury Bill
                              Absolute Return Fund           Index
                              --------------------     ------------------

             May-03                  10000                   10000
             May-03                  10000                   10010
             Jun-03                  10010                   10019
             Jul-03                  9960                    10027
             Aug-03                  9800                    10036
             Sep-03                  9940                    10043
             Oct-03                  10030                   10051
             Nov-03                  10080                   10059
             Dec-03                  10020                   10067

         Total Return 12/31/03                       Since Inception(1)
        ---------------------------------------------------------------
         Van Eck Worldwide Absolute Return Fund            0.20%
        ---------------------------------------------------------------
         Citigroup Three-Month U.S. Treasury Bill Index    0.67%

(1) INCEPTION DATE FOR THE VAN ECK WORLDWIDE ABSOLUTE FUND WAS 5/1/03; index returns are calculated as of the nearest month end (4/30/03).

Performance does not fully reflect the impact of the Fund's expenses, as they have been fully or partially reimbursed by the Adviser at certain times since the Fund's inception.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index's performance in not illustrative of the Fund's performance. Indices are not securities in which investments can be made.

The Citigroup Three-Month U.S. Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to the market. The Index represents an average of the last three three-month Treasury Bill issues, and returns are calculated on a monthly basis.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. Performance information reflects waivers of expenses and/or fees. Investment return and value of shares of the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. THESE RETURNS DO NOT TAKE VARIABLE ANNUITY/LIFE FEES AND EXPENSES INTO ACCOUNT.

The Fund is only available to life insurance and annuity companies to fund their variable annuity and variable life insurance products. These contracts offer life insurance and tax benefits to the beneficial owners of the Fund. Your insurance or annuity company charges, fees and expenses for these benefits are not reflected in this report or in the Fund's performance since they are not direct expenses of the Fund. Had these fees been included, returns would have been lower. For insurance products, performance figures do not reflect the cost for insurance and if they did, the performance shown would be significantly lower. A review of your particular life and/or annuity contract will provide you with much greater detail regarding these costs and benefits.

                         WORLDWIDE ABSOLUTE RETURN FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2003

-----------------------------------------------------------
            NO. OF                                  VALUE
SECTOR      SHARES     SECURITIES(a)               (NOTE 1)
-----------------------------------------------------------
COMMON STOCKS
BASIC INDUSTRY: 3.4%
              404   Ball Corp.                  $   24,066
            1,037   Freeport-McMoran+
                      Copper & Gold, Inc.           43,689
            2,378   Georgia Pacific Corp.           72,933
              965   Hercules, Inc.+                 11,773
              215   International Flavors
                      & Fragrances, Inc.             7,508
              607   PPG Industries, Inc.            38,860
                                                ----------
                                                   198,829
                                                ----------
CAPITAL GOODS: 2.2%
              303   Centex Corp.                    32,618
              728   Cummins Engine Co.+             35,628
               58   General Dynamics Corp.           5,243
              513   Goodrich Corp.+                 15,231
              983   Rockwell Collins, Inc.          29,519
              277   W. W. Grainger, Inc.            13,127
                                                ----------
                                                   131,366
                                                ----------
CONGLOMERATES: 0.1%
               54   Fortune Brands, Inc.             3,860
                                                ----------
CONSUMER CYCLICAL: 3.4%
              229   Autozone, Inc.+                 19,513
            2,621   Ford Motor Co.                  41,936
              115   Harley-Davidson, Inc.            5,466
              582   Hasbro, Inc.                    12,385
              167   Ingersoll-Rand Co. (Class A)    11,336
            2,297   Liz Claiborne, Inc.             81,452
              301   Mattel, Inc.                     5,800
              273   Pall Corp.                       7,325
              183   Whirlpool Corp.                 13,295
                                                ----------
                                                   198,508
                                                ----------
CONSUMER NON-CYCLICAL: 3.2%
            2,057   Archer-Daniels-Midland Co.      31,308
            1,988   Campbell Soup Co.               53,278
              619   Colgate-Palmolive Co.           30,981
            1,031   McCormick & Co.                 31,033
              852   PepsiCo, Inc.                   39,720
              234   Sara Lee Corp.                   5,080
                                                ----------
                                                   191,400
                                                ----------
ENERGY: 4.2%
               36   Baker Hughes, Inc.               1,158
            1,613   BJ Services Co.+                57,907
            1,084   Carnival Corp.                  43,067
               13   Chevron Texaco Corp.             1,123
              382   Halliburton Co.                  9,932
            1,772   Marathon Oil                    58,635
              158   Noble Corp.+                     5,653
            1,152   Occidental Petroleum Corp.      48,660
              301   Sunoco, Inc.                    15,396
              167   Unocal Corp.                     6,151
                                                ----------
                                                   247,682
                                                ----------
FINANCE: 11.9%
              380   Ace, Ltd.                       15,740
              441   Aetna, Inc.                     29,803
            1,323   Ambac Financial Group, Inc.     91,803
              397   Amsouth Bancorp                  9,727
              217   Capital One Financial Corp.     13,300
              347   Federal Home Loan
                      Mortgage Corp.                20,237
               29   Federal National
                      Mortgage Association           2,177
               54   First Tennessee National Corp.   2,381
            1,676   Huntington Bancshares, Inc.     37,710
              637   J.P. Morgan Chase & Co.         23,397
            1,016   Marshall & Ilsley Corp.         38,862
               19   MBIA, Inc.                       1,125
            1,022   MBNA Corp.                      25,397
            1,905   National City Co.               64,656
              268   Prudential Financial, Inc.      11,194
              593   Regions Financial Corp.         22,060
            1,500   Reinsurance Group of
                      America, Inc.                 87,938
            1,163   Safeco Corp.                    45,276
              276   Torchmark Corp.                 12,569
            2,061   U.S. Bancorp                    61,377
            1,441   Wachovia Corp.                  67,136
              583   Washington Mutual, Inc.         23,390
                                                ----------
                                                   707,255
                                                ----------
HEALTHCARE: 3.4%
              388   Becton Dickinson & Co.          15,962
              307   Boston Scientific Corp.+        11,285
              128   C.R. Bard, Inc.                 10,400
              452   Johnson & Johnson               23,350
            2,279   McKesson Corp.                  73,293
              344   Medco Health Solutions, Inc.+   11,693
              392   Merck & Co., Inc.               18,110
              800   Wyeth                           33,960
                                                ----------
                                                   198,053
                                                ----------
SERVICES: 6.3%
              886   Allied Waste Industries, Inc.+  12,298
              443   American Greetings Corp.+        9,688
            2,429   Cendant Corp.+                  54,094
            1,346   Convergys Corp.+                23,501
              292   Dollar General Co.               6,129
              240   Equifax, Inc.                    5,880
              618   Federated Department
                      Stores, Inc.                  29,126
              498   H&R Block, Inc.                 27,574
              585   Hilton Hotels Corp.             10,021
               58   Home Depot, Inc., The            2,058
               74   Marriot International, Inc.      3,419
              301   Meredith Corp.                  14,692
              153   Ryder System, Inc.               5,225


                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2003

-----------------------------------------------------------
            NO. OF                                  VALUE
SECTOR      SHARES     SECURITIES(a)               (NOTE 1)
-----------------------------------------------------------
SERVICES: (CONTINUED)
            2,070   Sabre Holdings Corp.        $   44,691
            1,900   Sherwin-Williams Co.            66,006
              518   Supervalu, Inc.                 14,810
            1,399   Walt Disney Co., The            32,639
              142   Waste Management, Inc.           4,203
              907   Winn-Dixie Stores, Inc.          9,025
                                                ----------
                                                   375,079
                                                ----------
TECHNOLOGY: 10.6%
            2,402   ADC Telecommunications, Inc.+    7,134
              208   Adobe Systems, Inc.              8,174
              133   Agilent Technologies, Inc.+      3,889
              853   Altera Corp.+                   19,363
               71   Analog Devices, Inc.             3,241
              953   Andrew Corp.+                   10,969
            1,077   Autodesk, Inc.                  26,473
              474   Bellsouth Corp.                 13,414
              566   BMC Software, Inc.+             10,556
              300   Citrix Systems, Inc.+            6,363
              547   Computer Sciences Corp.+        24,194
               20   Cooper Industries Ltd.           1,159
              570   Dell, Inc.+                     19,357
            1,587   Deluxe Corp.                    65,591
              286   Electronic Arts, Inc.+          13,665
              341   Electronic Data Systems Corp.    8,368
            1,076   Hewlett-Packard Co.             24,716
              617   Intel Corp.                     19,867
              501   Jabil Circuit, Inc.+            14,178
              190   KLA-Tencor Corp.+               11,147
              351   LSI Logic Corp.+                 3,113
            2,394   Lucent Technologies, Inc.+       6,799
              800   Microsoft Corp.                 22,032
              888   Motorola, Inc.                  12,494
              692   National Semiconductor Corp.+   27,272
              117   NCR Corp.+                       4,540
            1,664   Nextel Communications, Inc.+    46,692
            1,397   Nvidia Corp.+                   32,480
            2,252   Oracle Corp.+                   29,726
              327   Qwest Communications
                      International, Inc.+           1,413
            2,940   Sanmina-SCI Corp.+              37,073
              274   Scientific-Atlanta, Inc.         7,480
            1,970   Solectron Corp.+                11,643
              956   Sprint Corp.                    15,698
            1,498   Sungard Data Systems, Inc.+     41,510
              391   Unisys Corp.+                    5,806
              296   Xilinx, Inc.+                   11,467
                                                ----------
                                                   629,056
                                                ----------
TRANSPORTATION: 0.1%
              110   Union Pacific Corp.              7,643
                                                ----------
UTILITIES: 4.3%
              852   Ameren Corp.                    39,192
              337   American Electric
                    Power Co., Inc.                 10,282
            1,191   Centerpoint Energy, Inc.        11,541
              281   Cinergy Corp.                   10,906
              880   Citizens Communications Co.+    10,930
            1,722   CMS Energy Corp.+               14,671
              721   Nisource, Inc.                  15,819
              881   Public Service
                      Enterprise Group, Inc.        38,588
            1,628   Southern Co.                    49,247
            1,516   TXU Corp.                       35,960
              950   Xcel Energy, Inc.               16,130
                                                ----------
                                                   253,266
                                                ----------
TOTAL COMMON STOCKS: 53.1%
(COST: $2,901,333)(B)                            3,141,997
                                               ----------
CONVERTIBLE PREFERRED STOCKS
            1,600   Commerce Capital Trust          96,000
            1,800   McKesson Financing Trust        91,350
            1,900   Unocal Capital Trust           103,075
                                                ----------
TOTAL CONVERTIBLE PREFERRED STOCKS: 4.9%
(COST: $276,872)(B)                                290,425
                                                ----------
          PRINCIPAL
           AMOUNT
          --------
CONVERTIBLE NOTES
ENERGY: 1.6%
         $ 90,000   Halliburton 3.125% 7/15/23
                      (144A)                        93,713
                                                ----------
FINANCE: 3.5%
           90,000   First American Corp.
                      4.50% 4/15/08                101,025
          100,000   Ohio Casualty 5.00% 3/19/22    105,250
                                                ----------
                                                   206,275
                                                ----------
SERVICES: 5.4%
           98,000   Barnes & Noble 5.25% 3/15/09   106,453
          100,000   JC Penney Co. 5.00% 10/15/08   110,250
           90,000   Telefonos Mexico 4.25%
                      6/15/04                      101,811
                                                ----------
                                                   318,514
                                                ----------
TECHNOLOGY: 3.6%
           90,000   EDS 3.875% 7/15/23 (144A)       94,388
           90,000   First Data Corp 2.00%
                      3/01/08                       97,875
           50,000   Roper Industries 1.4813%
                      1/15/34                       21,625
                                                ----------
                                                   213,888
                                                ----------
TRANSPORTATION: 1.5%
          100,000   Delta Air Lines 8.00%
                              6/03/23 (144A)        91,125
                                                ----------
TOTAL CONVERTIBLE NOTES: 15.6%
(COST: $887,768)(B)                                923,515
                                                ----------



                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2003

---------------------------------------------------------------------------
PRINCIPAL                                   DATE OF               VALUE
AMOUNT                                     MATURITY    COUPON   (NOTE 1)
---------------------------------------------------------------------------
REPURCHASE AGREEMENTS: 13.3%
    (Note 6 ) Purchased on
    12/31/03; maturity value
    $788,000 (with State
    Street Bank & Trust Co.,
    Collateralized by $775,000
    Federal National
    Mortgage Association
    4.625% due 8/13/04
    with a value of $804,404
    (Cost: $788,000)                        1/02/04     0.75%   $  788,000
                                                                ----------
TOTAL INVESTMENTS: 86.9%
    (Cost: $4,853,973)                                           5,143,937
                                                                ----------
OTHER ASSETS LESS LIABILITIES: 13.1%                               778,229
                                                                ----------
NET ASSETS: 100%                                                $5,922,166
                                                                ==========

          NO. OF                                                  VALUE
          SHARES              SECURITIES (A)                    (NOTE 1)
---------------------------------------------------------------------------
SECURITIES SOLD SHORT
BASIC MATERIALS: (3.6)%
            (113)   Alcoa, Inc.                               $   (4,294)
          (1,219)   Allegheny Technologies, Inc.                 (16,115)
            (246)   Avery Dennison Co.                           (13,781)
            (301)   Louisiana Pacific Corp.+                      (5,382)
            (601)   Parker-Hannifin Corp.                        (35,760)
            (843)   Rohm & Haas Co.                              (36,005)
            (847)   Sealed Air Corp.+                            (45,857)
            (888)   Weyerhaeuser Co.                             (56,831)
                                                              ----------
                                                                (214,025)
                                                              ----------
CONSUMER CYCLICAL: (2.1)%
            (114)   Brunswick Corp.                               (3,629)
            (464)   Eastman Kodak Co.                            (11,911)
            (163)   Johnson Controls, Inc.                       (18,928)
            (742)   Jones Apparel Group, Inc.                    (26,141)
          (1,254)   Leggett & Platt, Inc.                        (27,124)
            (489)   Navistar International Corp.+                (23,418)
            (209)   Nike, Inc.                                   (14,308)
             (35)   Snap-On, Inc.                                 (1,127)
                                                              ----------
                                                                (126,586)
                                                              ----------
CAPITAL GOODS: (2.0)%
            (809)   Ashland Inc.                                 (35,645)
            (126)   Boeing Co.                                    (5,310)
             (36)   Eaton Corp.                                   (3,887)
            (799)   Honeywell International, Inc              .  (26,711)
            (194)   Northrop Grumman Corp.                       (18,546)
            (663)   Vulcan Materials Co.                         (31,538)
                                                              ----------
                                                                (121,637)
                                                              ----------
CONSUMER NON-CYCLICAL: (4.5)%
            (149)   Altria Group, Inc.                            (8,109)
            (318)   Brown Forman Distillers Corp.+               (29,717)
            (148)   Coca-Cola Co.                                 (7,511)
             (44)   Coors (Adolph) Co.                            (2,468)
          (1,316)   General Mills, Inc.                          (59,615)
          (1,484)   Gillette Co.                                 (54,507)
            (300)   McKesson Corp.                                (9,648)
            (485)   Newell Rubbermaid, Inc.                      (11,043)
            (337)   Pepsi Bottling Group, Inc.                    (8,149)
            (181)   R.J. Reynolds Tobacco
                      Holdings, Inc.                             (10,525)
            (442)   Proctor & Gamble Co.                         (44,147)
            (558)   UST, Inc.                                    (19,915)
                                                              ----------
                                                                (265,354)
                                                              ----------
CONGLOMERATES: (2.8)%
            (554)   Raytheon Co.                                 (16,642)
            (488)   Temple-Inland, Inc.                          (30,583)
            (937)   Textron, Inc.                                (53,465)
            (702)   United Technologies Corp.                    (66,529)
                                                              ----------
                                                                (167,219)
                                                              ----------
ENERGY: (4.9)%
            (462)   Amerada Hess Corp.                           (24,565)
            (344)   Apache Corp.                                 (27,898)
            (546)   Devon Energy Corp.                           (31,264)
          (1,024)   Dynegy, Inc.+                                 (4,383)
          (1,000)   Halliburton Co.                              (26,000)
          (1,843)   Kerr-McGee Corp.                             (85,681)
            (667)   Rowan Companies, Inc.+                       (15,454)
          (1,797)   Transocean, Inc.+                            (43,146)
            (800)   Unocal Corp.                                 (29,464)
                                                              ----------
                                                                (287,855)
                                                              ----------
FINANCIAL: (12.9)%
            (131)   American International Group, Inc.            (8,683)
            (337)   Anthem, Inc.+                                (25,275)
            (648)   Bank Of New York Co., Inc.                   (21,462)
          (1,801)   Charles Schwab Co.                           (21,324)
            (460)   Chubb Corp.                                  (31,326)
            (507)   Cincinnati Financial Corp.                   (21,233)
            (900)   Commerce Bancorp, Inc.                       (47,412)
          (1,027)   Fifth Third Bancorp                          (60,696)
          (1,600)   First American Corp.                         (47,632)
            (296)   Golden  West  Financial  Corp.               (30,542)
          (1,027)   Hartford Financial Services
                      Group, Inc.                                (60,624)
            (100)   Keycorp                                       (2,932)
            (240)   Marsh & McLennan Co., Inc.                   (11,494)
          (1,624)   Mellon Financial Corp.                       (52,147)
            (457)   Metlife, Inc.                                (15,387)
             (43)   MGIC Investment Corp.                         (2,448)
          (1,392)   Northern Trust Corp.                         (64,617)


                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2003


          NO. OF                                                        VALUE
          SHARES                   SECURITIES (A)                      (NOTE 1)
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT (CONTINUED)
          (1,500)   Ohio Casualty Corp.+                            $   (26,040)
            (255)   Progressive Corp.                                   (21,315)
          (1,440)   Providian Financial Corp.                           (16,762)
            (800)   Reinsurance Group of America, Inc.                  (30,920)
          (1,325)   State Street Corp.                                  (69,006)
          (2,443)   Synovus Financial Corp.                             (70,652)
             (24)   Zions Bancorp                                        (1,472)
                                                                    -----------
                                                                       (761,401)
                                                                    -----------
HEALTHCARE: (3.1)%
            (702)   Allergan, Inc.                                      (53,921)
            (520)   Amgen, Inc.+                                        (32,136)
            (433)   Bausch & Lomb, Inc.                                 (22,473)
             (52)   Bristol-Myers Squibb Co.                             (1,487)
             (42)   Chiron Corp.+                                        (2,394)
            (674)   HCA, Inc.                                           (28,955)
          (1,444)   King Pharmaceuticals, Inc.+                         (22,035)
            (165)   Medimmune, Inc.+                                     (4,191)
            (243)   Schering-Plough Corp.                                (4,226)
            (201)   Zimmer Holdings, Inc.+                              (14,150)
                                                                    -----------
                                                                       (185,968)
                                                                    -----------
SERVICES: (10.9)%
            (730)   AT&T Corp.                                          (14,819)
            (420)   Alltel Corp.                                        (19,564)
            (698)   Automatic Data Processing, Inc.                     (27,648)
          (1,100)   Barnes & Noble, Inc.+                               (36,135)
            (271)   Bed Bath & Beyond, Inc.+                            (11,748)
            (395)   Cintas Corp.                                        (19,801)
            (533)   Clear Channel Communications, Inc.                  (24,960)
            (465)   CVS Corp.                                           (16,796)
            (966)   Dillards, Inc.                                      (15,900)
            (109)   Dow Jones & Co                                       (5,434)
            (252)   Ebay, Inc.+                                         (16,277)
          (1,702)   Equity Residential Properties Trust                 (50,226)
            (221)   Express Scripts, Inc.+                              (14,681)
            (716)   Gannett Co., Inc.                                   (63,839)
          (1,600)   J.C. Penney Co., Inc.                               (42,048)
            (322)   Monster Worldwide, Inc.+                             (7,071)
            (374)   Nordstrom, Inc.                                     (12,828)
            (341)   ProLogis Trust                                      (10,943)
            (957)   Robert Half International, Inc.+                    (22,336)
            (378)   Sysco Corp.                                         (14,073)
          (1,800)   Telefonos de Mexico S.A. de C.V. (Telmex)           (59,454)
            (269)   Tribune Co.                                         (13,880)
          (1,676)   Verizon Communications, Inc.                        (58,794)
            (616)   Viacom, Inc.                                        (27,338)
            (960)   Walgreen Co.                                        (34,925)
             (29)   Wal-Mart Stores, Inc.                                (1,538)
                                                                    -----------
                                                                       (643,056)
                                                                    -----------

TECHNOLOGY: (7.8)%
          (1,180)   Advanced Micro Devices, Inc.+                       (17,582)
            (697)   Applera Corp.                                       (14,435)
            (137)   Broadcom Corp.+                                      (4,670)
          (4,339)   Ciena Corp.                                         (28,811)
          (1,277)   Compuware Corp.+                                     (7,713)
            (309)   Corning, Inc.+                                       (3,223)
          (1,200)   Electronic Data Systems Corp.                       (29,448)
            (600)   First Data Corp.                                    (24,654)
             (35)   Intuit, Inc.+                                        (1,852)
          (1,277)   JDS Uniphase Corp.+                                  (4,661)
            (514)   Lexmark International, Inc.+                        (40,421)
            (823)   Mercury Interactive Corp.+                          (40,031)
          (1,810)   Novell, Inc.+                                       (19,041)
             (63)   Pitney Bowes, Inc.                                   (2,559)
          (1,485)   PMC-Sierra, Inc.+                                   (29,923)
            (540)   Power-One, Inc.+                                     (5,848)
            (657)   Qualcomm, Inc.                                      (35,432)
          (2,339)   Siebel Systems, Inc.+                               (32,442)
          (4,083)   Sun Microsystems, Inc.+                             (18,333)
          (1,144)   Symbol Technologies, Inc.                           (19,322)
            (610)   Teradyne, Inc.+                                     (15,525)
          (3,675)   Time Warner, Inc.+                                  (66,112)
                                                                    -----------
                                                                       (462,038)
                                                                    -----------
TRANSPORTATION: (0.9)%
          (2,100)   Delta Air Lines, Inc.                               (24,801)
            (147)   Fedex Corp.                                          (9,923)
          (1,232)   Southwest Airline                                   (19,884)
                                                                    -----------
                                                                        (54,608)
                                                                    -----------
UTILITIES: (3.8)%
          (2,543)   Allegheny Energy, Inc.+                             (32,449)
             (50)   Consolidated Edison, Inc.                            (2,151)
            (532)   Duke Energy Corp.                                   (10,879)
            (712)   Exelon Corp.                                        (47,248)
            (744)   FPL Group, Inc.                                     (48,672)
            (405)   Keyspan Corp.                                       (14,904)
            (196)   Kinder Morgan, Inc.                                 (11,584)
            (639)   Peoples Energy Corp.                                (26,864)
             (73)   PG&E Corp.+                                          (2,027)
            (520)   Pinnacle West Capital Corp.                         (20,810)
            (102)   Progress Energy, Inc.                                (4,618)
                                                                    -----------
                                                                       (222,206)
                                                                    -----------
TOTAL SECURITIES SOLD SHORT: (59.3)%
(PROCEEDS: $3,230,888)                                              $(3,511,953)
                                                                    -----------
----------

(a)  Unless otherwise indicated, securities owned are shares of common stock.

(b) Securities segregated for Securities Sold Short with a market value of $4,355,937

+    Non-income producing

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
ASSETS:

Investments at value (cost: $4,853,973 including repurchase
  agreement of $788,000) (Note 1) ...............................   $ 5,143,937
Cash ............................................................     1,113,356
Receivables:
    Deposits with brokers for securities sold short .............     3,230,888
    Securities sold .............................................        23,833
    From Adviser ................................................        25,894
    Dividends and interest ......................................        13,712
Prepaid expense .................................................         2,060
                                                                    -----------
Total assets ....................................................     9,553,680
                                                                    -----------
LIABILITIES:
Payables:
    Dividends payable on securities sold short ..................       100,957
    Securities sold short (Proceeds $3,230,888) .................     3,511,953
    Securities purchased ........................................         1,591
    Capital shares redeemed .....................................            49
    Accrued expenses ............................................        16,964
                                                                    -----------
    Total liabilities ...........................................     3,631,514
                                                                    -----------
Net assets ......................................................   $ 5,922,166
                                                                    ===========
Shares outstanding ..............................................       590,998
                                                                    ===========
Net asset value, redemption price and offering price per share ..   $     10.02
                                                                    ===========
Net assets consist of:
    Aggregate paid in capital ...................................   $ 5,849,671
    Unrealized appreciation of investments ......................         8,899
    Undistributed net investment loss ...........................          (129)
    Accumulated realized gain ...................................        63,725
                                                                    -----------
                                                                    $ 5,922,166
                                                                    ===========
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 1, 2003+ TO DECEMBER 31, 2003

INCOME: (NOTE 1)
Dividends .......................................................   $    32,958
Interest ........................................................        33,838
                                                                    -----------
                                                                         66,796
                                                                    -----------
EXPENSES:
Management (Note 2) ..............................   $    66,303
Administration (Note 2) ..........................         1,026
Professional .....................................        70,529
Dividends on securities sold short ...............        22,854
Reports to shareholders ..........................        15,120
Transfer agency ..................................         8,050
Custodian ........................................         1,238
Trustees' fees and expenses ......................           411
Other ............................................         1,729
                                                     -----------
Total expenses ..................................................       187,260
Expenses assumed by Adviser (Note 2) ............................      (105,350)
                                                                    -----------
Net expense .....................................................        81,910
                                                                    -----------
Net investment loss .............................................       (15,114)
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
Realized gain from security transactions ........................       158,403
Realized loss from short sales ..................................       (79,693)
Change in unrealized appreciation of investments ................         8,899
                                                                    -----------
Net realized and unrealized gain on investments .................        87,609
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $    72,495
                                                                    ===========
----------
+  Commencement of Operations

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                               FOR THE PERIOD
                                                                MAY 1, 2003+
                                                            TO DECEMBER 31, 2003
                                                            --------------------

INCREASE IN NET ASSETS FROM:
OPERATIONS:
   Net investment loss .....................................     $   (15,114)
   Realized gain from security transactions ................          78,710
   Change in unrealized appreciation of investments ........           8,899
                                                                 -----------
   Net increase in net assets resulting from operations ....          72,495
                                                                 -----------
CAPITAL SHARE TRANSACTIONS*:
   Proceeds from sales of shares ...........................       8,084,221
   Cost of shares reacquired ...............................      (2,234,550)
                                                                 -----------
   Net increase in net assets resulting from
     capital transactions ..................................       5,849,671
                                                                 -----------
   Total increase in net assets ............................       5,922,166

NET ASSETS:
   Beginning of period .....................................              --
                                                                 -----------
   End of period (including undistributed net investment
     loss of $129) .........................................     $ 5,922,166
                                                                 ===========

*SHARES OF BENEFICIAL INTEREST ISSUED AND REDEEMED
   (UNLIMITED NUMBER OF $.001 PAR VALUE SHARES AUTHORIZED)
   Shares sold .............................................         816,469
   Shares reacquired .......................................        (225,471)
                                                                 -----------
   Net increase ............................................         590,998
                                                                 ===========

----------
+  Commencement of Operations.

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                                               FOR THE PERIOD
                                                                MAY 1, 2003+
                                                            TO DECEMBER 31, 2003
                                                            --------------------
CASH FLOWS FROM OPERATING ACTIVITIES

Net investment loss ........................................    $   (15,114)
Adjustments to reconcile net investment loss to net cash
  used in operating activities:
     Increase in receivable for securities sold short ......     (3,230,888)
     Increase in securities sold ...........................        (23,833)
     Increase in investments at value ......................     (5,143,937)
     Increase in dividends and interest receivable .........        (13,712)
     Increase in securities sold short .....................      3,511,953
     Increase in due from adviser ..........................        (25,894)
     Increase in prepaid expense ...........................         (2,060)
     Increase in securities purchased ......................          1,591
     Increase in capital shares redeemed ...................             49
     Increase in dividends payable on securities
       sold short ..........................................        100,957
     Increase in accrued expenses ..........................         16,964
     Unrealized appreciation of investments ................          8,899
     Net realized gain from investments ....................         78,710
                                                                -----------
Net cash used in operating activities ......................     (4,736,315)
                                                                -----------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from sales of shares ..............................      8,084,221
Cost of shares reacquired ..................................     (2,234,550)
                                                                -----------
Net cash provided by financing activities ..................      5,849,671
                                                                -----------

Net increase in cash .......................................      1,113,356
Cash, beginning of period ..................................             --
                                                                -----------
Cash, end of period ........................................    $ 1,113,356
                                                                ===========
Supplemental disclosure of cash flow information:

     Short sale dividends paid during period ...............    $    16,532
                                                                ===========

----------
+  Commencement of Operations.

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                               MAY 1, 2003(a)
                                                              TO DECEMBER 31,
                                                                   2003
                                                              ---------------

Net Asset Value, Beginning of Period ........................   $   10.00
                                                                ---------
Income From Investment Operations:

  Net Investment Loss .......................................       (0.03)
  Net Realized and Unrealized
    Gain (Loss) on Investments ..............................        0.05
                                                                ---------
                                                                     0.02

--------------------------------------------------------------------------------
Net Asset Value, End of Period ..............................   $   10.02
                                                                =========
Total Return (b) ............................................        0.20%


                                                                ---------
RATIOS/SUPPLEMENTARY DATA

Net Assets, End of Period (000) .............................   $   5,922
Ratio of Gross Expenses to Average Net Assets ...............        7.06%(c)
Ratio of Net Expenses to Average Net Assets .................        2.23%(c)(e)
Ratio of Net Investment Income to Average
  Net Assets ................................................      (0.57)%(c)(d)
Portfolio Turnover Rate .....................................          63%


----------
(a)  Commencement of operations

(b) Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of dividends and distributions at net asset value on the dividend payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares.

(c)  Annualized

(d) Net effect of expenses reimbursement by Adviser to average net assets was 3.97%. (e) Net of short sale dividend expense

                        See Notes to Financial Statements

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES--Van Eck Worldwide Insurance Trust (the "Trust"), organized as a Massachusetts business trust on January 7, 1987, is registered under the Investment Company Act, of 1940, as amended. The following is a summary of significant accounting policies consistently followed by the Worldwide Absolute Return Fund (the "Fund"), a non-diversified series of the Trust, in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION--Securities traded on national exchanges or on the NASDAQ National Market System are valued at the last sales prices reported at the close of business on the last business day of the year. As of June 23, 2003, the portfolio began pricing securities traded on the NASDAQ stock market including short sales using the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates value. Futures contracts are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points") which reflects the differences in interest rates between the U.S. and the foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Board of Trustees.

B. FEDERAL INCOME TAXES--It is the Fund's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.   DIVIDEND   AND   DISTRIBUTIONS--Dividend   income  and   distributions   to
shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts reported in accordance with accounting principles generally accepted in the United States.

D. SECURITIES SOLD SHORT--A short sale involves selling a security, which the Fund does not own. The proceeds received for the short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an increase in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on dividend date. Securities sold short at December 31, 2003 are reflected in the Schedule of Portfolio Investments. Short-selling obligates the fund to replace the security borrowed by purchasing the security at current market value. Until the fund replaces the borrowed security, the Fund maintains a segregated account with a broker or custodian, or permissible liquid assets sufficient to cover its short positions.

OTHER--Securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated based on the identified cost basis. Interest income, including amortization on premiums and discounts, is accrued as earned.

NOTE 2 -- MANAGEMENT AGREEMENT -- Van Eck Associates Corporation (the "Adviser") earned fees for investment management and advisory services provided to the Fund. The fee is based on an annual rate of 2.50% on the average daily net assets. The Adviser agreed to assume all expenses for the period May 1, 2003 through June 30, 2003 and expenses exceeding 2.50% of average daily net assets except interest, taxes, dividends on securities sold short, brokerage commission and extraordinary expenses for the period July 1, 2003 through December 31, 2003. Certain of the officers of the trust are officers, directors or stockholders of the Adviser and Van Eck Securities Corporation. In accordance with the advisory agreement, the Fund paid the Adviser for costs incurred in connection with certain administrative functions. As of December 31, 2003, the Fund had two sub-advisers, Analytic Investors Inc. and Coda Capital Management LLC. The Adviser directly paid sub-advisory fees to Analytic Investors Inc. at a rate 1.00% of the portion of the average daily net assets of the Fund managed by Analytic and Coda Capital Management at a rate of 0.75% of the portion of the average daily net assets managed of the Fund managed by Coda. As of December 31, 2003 Van Eck Securities Corp. owned 27.1% of the outstanding shares of beneficial interest of the Fund.

NOTE 3 -- INVESTMENTS -- Purchases and sales of securities other than U.S. government securities and short-term obligations aggregated $7,520,014 and $3,610,436, respectively, for the period ended December 31, 2003. Proceeds of short sales and purchases of short sale covers aggregated $5,347,417 and $2,116,532, respectively, for the period ended December 31, 2003.

NOTE 4 -- INCOME TAXES -- For federal income tax purposes, the identified cost of investments owned at December 31, 2003 was $4,866,407. As of December 31, 2003, net unrealized appreciation for federal income tax purposes aggregated $277,530 of which $309,921 related to appreciated securities and $23,391 related to depreciated securities.

At December 31, 2003, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $77,750 and unrealized depreciation of $3,535.

During the period ended December 31, 2003, as a result of permanent book to tax differences, the Fund incurred differences that affected undistributed net investment loss and accumulated net realized gain on investments by the amounts in the table that follows. Net assets were not affected by these reclassifications.

            Decrease in           Decrease in
          Net Investment     Accumulated Realized
               Loss           Gain on Investment
          --------------      -------------------
              $14,985              $(14,985)

NOTE 5 -- TRUSTEE DEFERRED COMPENSATION PLAN -- The Trust established a Deferred Compensation Plan (the "Plan") for Trustees. Commencing January 1, 1996, the Trustees can elect to defer receipt of their Trustee fees until retirement, disability or termination from the board. The Fund's contributions to the Plan are limited to the amount of fees earned by the participating Trustees. The fees otherwise payable to the participating Trustees are invested in shares of the Van Eck Funds as directed by the Trustees.

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

The Fund has elected to show the deferred liability net of the asset for financial statement purposes. As of December 31, 2003, the net value of the assets and corresponding liability of the Fund's portion of the Plan is $149.

NOTE 6--REPURCHASE AGREEMENT--Collateral for a repurchase agreement, in the form of U.S. government obligations, the value of which must be at least 102% of the underlying debt obligation, is held by the Fund's custodian. In the remote chance the counterparty should fail to complete the repurchase agreement, realization and retention of the collateral may be subject to legal proceedings and the Fund would become exposed to market fluctuations on the collateral.

NOTE 7--REGULATORY MATTERS--In connection with their investigations of practices identified as "market timing" and "late trading" of mutual fund shares, the Office of the New York State Attorney General and the United States Securities and Exchange Commission have requested and received information from the Adviser. The investigations are ongoing. At the present time, the Adviser is unable to estimate the impact, if any, that the outcome of these investigations may have on the Fund's results of operations or financial condition.

NOTE 8--SUBSEQUENT EVENT--A short-term capital gain distribution of $0.15 per share was paid on January 30, 2004 to shareholders of record as of January 28, 2004 with a reinvestment date of January 30, 2004.

Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Trustees
Worldwide Absolute Return Fund

We have audited the accompanying statement of assets and liabilities of Worldwide Absolute Return Fund (one of the Funds comprising Van Eck Worldwide Insurance Trust) (the "Fund"), including the schedule of portfolio investments, as of December 31, 2003, and the related statements of operations, cash flows, changes in net assets and the financial highlights for the period May 1, 2003 (commencement of operations) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Worldwide Absolute Return Fund at December 31, 2003, the results of its operations and cash flows, the changes in its net assets, and the financial highlights for the period May 1, 2003 to December 31, 2003, in conformity with accounting principles generally accepted in the United States.


                                                 /s/ Ernst & Young LLP

New York, New York
February 6, 2004

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS (UNAUDITED)

TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1),
DATE OF BIRTH,                                                                NUMBER OF
POSITION(S) HELD WITH             PRINCIPAL                                   PORTFOLIOS IN
FUND AND LENGTH OF                OCCUPATION(S)                               FUND COMPLEX
SERVICE AS A VAN ECK              DURING PAST                                 OVERSEEN            OTHER DIRECTORSHIPS
TRUSTEE(2):                       FIVE YEARS:                                 BY TRUSTEE          HELD:
---------------------             --------------                              --------------      -------------------
INTERESTED TRUSTEES:

John C. van Eck, CFA+             Chairman, Van Eck Associates                     10             Chairman of the Board and
(9/15/15)                         Corporation and former Director of                              President of two other investment
Chairman and Trustee              Van Eck Securities Corporation                                  companies advised by the Adviser
since 1985

Jan F. van Eck                    Director, Van Eck Associates                     10             Trustee of two other investment
(9/26/63)+*                       Corporation; President and Director,                            companies advised by the Adviser
Trustee since 2000                Van Eck Securities Corporation and
                                  other affiliated companies; President
                                  and Director, Van Eck Capital, Inc.;
                                  President and Director, Van Eck
                                  Absolute Return Advisers Corporation;
                                  Director, Greylock Capital Associates LLC

Derek S. van Eck3                 President of Worldwide Hard Assets               10             Trustee of two other investment
(9/16/64)+*                       Fund series and the Worldwide Real                              companies advised by the Adviser
Trustee since 1999                Estate Fund series of Van Eck
                                  Worldwide Insurance Trust and the
                                  Global Hard Assets Fund series of
                                  Van Eck Funds; Executive Vice
                                  President, Director, Global Investments
                                  and President and Director of Van Eck
                                  Associates Corporation and Executive
                                  Vice President and Director of Van Eck
                                  Securities Corporation and other
                                  affiliated companies; Director, Greylock
                                  Capital Associates LLC

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES/OFFICERS (UNAUDITED) (CONTINUED)

TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1),
DATE OF BIRTH,                                                                NUMBER OF
POSITION(S) HELD WITH             PRINCIPAL                                   PORTFOLIOS IN
FUND AND LENGTH OF                OCCUPATION(S)                               FUND COMPLEX
SERVICE AS A VAN ECK              DURING PAST                                 OVERSEEN            OTHER DIRECTORSHIPS
TRUSTEE(2):                       FIVE YEARS:                                 BY TRUSTEE          HELD:
---------------------             --------------                              --------------      -------------------

INDEPENDENT TRUSTEES:

Jeremy H. Biggs+                  Vice Chairman, Director                          10             Trustee of two investment
(68)                              and Chief Investment Officer,                                   companies advised by the
Trustee since 1990                Fiduciary Trust Company                                         Adviser; Chairman, Davis Funds
                                  International                                                   Group; Treasurer and Director,
                                                                                                  Royal Oak Foundation; Director,
                                                                                                  Union Settlement Association;
                                                                                                  First Vice President, Trustee and
                                                                                                  Chairman, Finance Committee,
                                                                                                  St. James School

Richard C. Cowell                 Private investor                                 10             Director, West Indies &
(6/13/27)#++                                                                                      Caribbean Development Ltd.
Trustee since 1985                                                                                Trustee of two other investment
                                                                                                  companies advised by the Adviser

Philip D. DeFeo+                  Chairman, Pacific                                10             Trustee of another investment
(58)                              Stock Exchange                                                  company advised by the Adviser
Trustee since 1998

David J. Olderman                 Private investor                                 10             Trustee of two other investment
(8/19/35)#++                                                                                      companies advised by the Adviser
Trustee since 1994

Ralph F. Peters                   Private investor                                 10             Trustee of two other investment
(3/21/29)#++                                                                                      companies advised by the Adviser
Trustee since 1987

Richard D. Stamberger             President and CEO, SmartBrief.com                               10 Partner and Co-founder, Quest
(5/29/59)#++                                                                                      Partners, LLC; Executive Vice
Trustee since 1994                                                                                President, Chief Operating Officer
                                                                                                  and Director of NuCable Resources
                                                                                                  Corporation; Trustee of two other
                                                                                                  investment companies advised by
                                                                                                  the Adviser

                         WORLDWIDE ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------

BOARD OF TRUSTEES/OFFICERS (UNAUDITED) (CONTINUED)

TRUSTEE'S/OFFICER'S
NAME, ADDRESS(1),
DATE OF BIRTH,
POSITION(S) HELD WITH             PRINCIPAL
FUND AND LENGTH OF                OCCUPATION(S)
SERVICE AS A VAN ECK              DURING PAST                                           OTHER DIRECTORSHIPS
TRUSTEE(2):                       FIVE YEARS:                                           HELD:
---------------------             --------------                                        -------------------
OFFICERS:

Bruce J. Smith                    Senior Vice President and Chief                       Officer of two other
(3/15/55)                         Financial Officer, Van Eck Associates                 investment companies
Officer since 1985                Corporation, Van Eck Securities Corporation           advised by the Adviser
                                  and other affiliated companies

Alex W. Bogaenko                  Director of Portfolio Administration,                 Officer of two other
(4/13/63)                         Van Eck Associates Corporation and                    investment companies
Officer since 1997                Van Eck Securities Corporation                        advised by the Adviser

Charles T. Cameron                Director of Trading, Van Eck                          Officer of another
(3/30/62)                         Associates Corporation; Co-Portfolio                  investment company
Officer since 1996                Manager, Worldwide Bond Fund Series                   advised by the Adviser

Thomas H. Elwood+                 Vice President, Secretary and General                 Officer of two other
(8/11/47)                         Counsel, Van Eck Associates Corporation,              investment companies
Officer since 1998                Van Eck Securities Corporation and                    advised by the Adviser
                                  other affiliated companies

Susan C. Lashley                  Vice President, Mutual Fund Operations,               Officer of another
(1/21/55)                         Van Eck Securities Corporation and                    investment company
Officer since 1988                Van Eck Associates Corporation                        advised by the Adviser


----------

(1) The address for each Trustee/Officer is 99 Park Avenue, 8th Floor, New York, NY 10016.

(2) Each trustee serves for an indefinite term, until his resignation, death or removal. Officers are elected yearly by the Trustees.

(3)  Brother of Mr. Jan F. van Eck.

+ An "interested person" as defined in the 1940 Act. Jan van Eck and Derek van Eck are interested trustees as they own shares and are on the Board of Directors of the investment adviser.

* Member of Executive Committee--exercises general powers of Board of Trustees between meetings of the Board.

++   Member of the Corporate Governance Committee.

#    Member  of  Audit   Committee--reviews   fees,  services,   procedures,
     conclusions and recommendations of independent auditors.

+ The following Board members/officers have resigned: Mr. Biggs, as of October 17, 2003; Mr. DeFeo, as of November 17, 2003; Mr. John C. van Eck, as of December 31, 2003; and Mr. Elwood, as of January 29, 2004.

[LOGO OMITTED]

Investment Adviser:    Van Eck Associates Corporation
      Distributor:     Van Eck Securities Corporation
                       99 Park Avenue, New York, NY 10016    www.vaneck.com

                                                           [GRAPHIC OMITTED]

                                                        RETIRE ON YOUR TERMS[SM]
                                                           VARIABLE ANNUITIES
                                                                   *

This report must be accompanied or preceded by a prospectus, which includes more complete information, such as charges and expenses and the risks associated with international investing, including currency fluctuation or controls, expropriation, nationalization and confiscatory taxation. Please read the prospectus carefully before investing. Additional information about the Fund's Board of Trustees and the Fund's Proxy Voting Policies is provided in the "Statement of Additional Information" that is available by calling 1-800-826-2333 or by visiting www.vaneck.com.

Item 2. CODE OF ETHICS

a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

b)   Not applicable.

c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

e)   Not applicable.

f)   The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

     The Registrant's Board of Trustees has determined that David Olderman, a member of the Audit and Governance Committees, is an "audit committee financial expert" and "independent" as such terms are defined in the instructions to Form N-CSR Item 3(a)(2).

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

a)   Audit Fees

     Ernst & Young, as principal accountant for the Worldwide Insurance Trust, billed audit fees of $130,558 for 2003 and $130,479 for 2002.

b)   Audit-Related Fees

     Ernst & Young billed audit-related fees of $36,575 for 2003 and $13,788 for 2002.

c)   Tax Fees

     Ernst & Young billed tax fees of $8,160 for 2003 and $12,080 for 2002.

d)   All Other Fees

     None.

e) The Audit Committee pre-approves all audit and non-audit services to be provided to the Fund by the independent accountants as required by Section 10A of the Securities Exchange Act of 1934. The Audit Committee has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

     The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

f)   Not applicable.

g) Ernst & Young does not provide services to the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser.

h)   Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not  applicable.

Item 6.   RESERVED

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable.

Item 8. RESERVED

Item 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

     Not applicable for Annual Reports for the period ended December 31, 2003.

Item 10. CONTROLS AND PROCEDURES.

(a) The Chief Executive Officer and the Chief Financial Officer have concluded that the Worldwide Absolute Return Fund disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Worldwide Absolute Return Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

Item 11. EXHIBITS.

(a)(1) The code of ethics is attached as EX-99.CODE ETH

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WORLDWIDE INSURANCE TRUST - WORLDWIDE ABSOLUTE RETURN FUND

By (Signature and Title) /s/ Bruce J. Smith, VP & Treasurer
                         ----------------------------------
Date  March 8, 2004
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        ------------------------
Date  March 8, 2004
     ---------------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                        ---------------------------

Date  March 8, 2004
     ---------------